Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member] - contract	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		2 years
Contracts		591
Investment settlement date		Mar. 01, 2018
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years	30 years
Contracts	27	82
Investment settlement date	Mar. 01, 2019	Mar. 01, 2018